22-Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
22-Earnings (Loss) Per Share [Text Block]
22—EARNINGS (LOSS) PER SHARE

A reconciliation of the numerators and denominators of the basic and diluted EPS calculations for the years ended December 31, 2011, 2010 and 2009 is as follows:

	For the year ended Dec. 31, 2011			For the year ended Dec. 31, 2010			For the year ended Dec. 31, 2009
	Income in euro (Numerator)	Shares (Denomin- ator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)	(7,765,901)	10,510,305	(0.74)
Effect of dilutive securities:
Stock options only in the money		(8,981)			85,834			57,258
Diluted EPS
Income (Loss) available to
common shareholders,
including assumed
Conversions	(938,636)	13,094,235	(0.07)	(12,717,105)	13,094,235	(0.98)	(7,765,901)	10,567,563	(0.74)